Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Valuation Assumption Ranges for Level 3 Available-for-Sale Investment Securities

The following table shows the significant valuation assumption ranges for Level 3 available-for-sale investment securities at December 31, 2013:

	Minimum	Maximum	Average
Residential Prime Non-Agency Mortgage-Backed Securities (a)
Estimated lifetime prepayment rates	6%	20%	13%
Lifetime probability of default rates	–	7	4
Lifetime loss severity rates	25	65	42
Discount margin	2	5	4
Residential Non-Prime Non-Agency Mortgage-Backed Securities (b)
Estimated lifetime prepayment rates	2%	10%	6%
Lifetime probability of default rates	4	12	8
Lifetime loss severity rates	15	70	54
Discount margin	1	6	3
Other Asset-Backed Securities
Estimated lifetime prepayment rates	6%	6%	6%
Lifetime probability of default rates	5	5	5
Lifetime loss severity rates	40	40	40
Discount margin	7	7	7

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.

Valuation Assumption Ranges for MSRs	The following table shows the significant valuation assumption ranges for MSRs at December 31, 2013:

	Minimum	Maximum	Average
Expected prepayment	10%	21%	11%
Discount rate	10	13	10

Valuation Assumption Ranges for Derivative Commitments

The following table shows the significant valuation assumption ranges for the Company’s derivative commitments to sell, purchase and originate mortgage loans at December 31, 2013:

	Minimum	Maximum	Average
Expected loan close rate	43%	100%	80%
Inherent MSR value (basis points per loan)	48	221	124

Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total
December 31, 2013
Available-for-sale securities
U.S. Treasury and agencies	$7	$1,038	$–	$–	$1,045
Mortgage-backed securities
Residential
Agency	–	31,553	–	–	31,553
Non-agency
Prime (a)	–	–	478	–	478
Non-prime (b)	–	–	297	–	297
Commercial
Agency	–	152	–	–	152
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	24	–	–	24
Other	–	566	63	–	629
Obligations of state and political subdivisions	–	5,738	–	–	5,738
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	631	9	–	640
Perpetual preferred securities	–	212	–	–	212
Other investments	141	20	–	–	161
Total available-for-sale	148	39,940	847	–	40,935
Mortgage loans held for sale	–	3,263	–	–	3,263
Mortgage servicing rights	–	–	2,680	–	2,680
Derivative assets	–	889	515	(599)	805
Other assets	143	588	–	–	731
Total	$291	$44,680	$4,042	$(599)	$48,414
Derivative liabilities	$–	$1,647	$70	$(1,192)	$525
Short-term borrowings (c)	112	551	–	–	663
Total	$112	$2,198	$70	$(1,192)	$1,188
December 31, 2012
Available-for-sale securities
U.S. Treasury and agencies	$491	$735	$–	$–	$1,226
Mortgage-backed securities
Residential
Agency	–	29,495	–	–	29,495
Non-agency
Prime (a)	–	–	624	–	624
Non-prime (b)	–	–	355	–	355
Commercial
Agency	–	193	–	–	193
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	42	–	–	42
Other	–	577	15	–	592
Obligations of state and political subdivisions	–	6,455	–	–	6,455
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	722	9	–	731
Perpetual preferred securities	–	218	–	–	218
Other investments	187	15	–	–	202
Total available-for-sale	678	38,458	1,003	–	40,139
Mortgage loans held for sale	–	7,957	–	–	7,957
Mortgage servicing rights	–	–	1,700	–	1,700
Derivative assets	–	572	1,234	(418)	1,388
Other assets	94	386	–	–	480
Total	$772	$47,373	$3,937	$(418)	$51,664
Derivative liabilities	$–	$2,128	$55	$(1,549)	$634
Short-term borrowings (c)	50	351	–	–	401
Total	$50	$2,479	$55	$(1,549)	$1,035

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Represents the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.

Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Comprehensive Income (Loss)		Purchases	Sales	Principal Payments	Issuances		Settlements	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period
2013
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime (a)	$624	$(6)		$8		$–	$–	$(148)	$–		$–	$478	$9
Non-prime (b)	355	(13)		17		–	(20)	(42)	–		–	297	17
Asset-backed securities
Other	15	3		1		51	–	(7)	–		–	63	–
Corporate debt securities	9	–		–		–	–	–	–		–	9	–
Total available-for-sale	1,003	(16	)(c)	26	(f)	51	(20)	(197)	–		–	847	26
Mortgage servicing rights	1,700	203	(d)	–		8	–	–	769	(g)	–	2,680	203	(d)
Net derivative assets and liabilities	1,179	(18	)(e)	–		1	(5)	–	–		(712)	445	(321	)(h)
2012
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime (a)	$803	$(10)		$91		$–	$(109)	$(151)	$–		$–	$624	$65
Non-prime (b)	802	(24)		228		–	(562)	(89)	–		–	355	80
Commercial non-agency	42	1		–		–	(38)	(5)	–		–	–	–
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	120	13		(8)		–	(104)	(21)	–		–	–	–
Other	117	7		–		3	(93)	(19)	–		–	15	2
Corporate debt securities	9	–		–		–	–	–	–		–	9	–
Total available-for-sale	1,893	(13	)(i)	311	(f)	3	(906)	(285)	–		–	1,003	147
Mortgage servicing rights	1,519	(818	)(d)	–		42	–	–	957	(g)	–	1,700	(818	)(d)
Net derivative assets and liabilities	1,228	2,398	(j)	–		3	(5)	–	–		(2,445)	1,179	150	(k)
2011
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime (a)	$1,103	$6		$4		$–	$(115)	$(195)	$–		$–	$803	$(4)
Non-prime (b)	947	(7)		1		–	(13)	(126)	–		–	802	1
Commercial non-agency	50	3		(3)		–	(4)	(4)	–		–	42	(2)
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	135	13		5		–	–	(33)	–		–	120	5
Other	133	10		(7)		5	–	(24)	–		–	117	(7)
Corporate debt securities	9	–		–		–	–	–	–		–	9	–
Total available-for-sale	2,377	25	(l)	–	(f)	5	(132)	(382)	–		–	1,893	(7)
Mortgage servicing rights	1,837	(972	)(d)	–		35	–	–	619	(g)	–	1,519	(972	)(d)
Net derivative assets and liabilities	851	1,550	(m)	–		1	(8)	–	–		(1,166)	1,228	442	(n)

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Approximately $(14) million included in securities gains (losses) and $(2) million included in interest income.
(d)	Included in mortgage banking revenue.
(e)	Approximately $(149) million included in other noninterest income and $131 million included in mortgage banking revenue.
(f)	Included in changes in unrealized gains and losses on securities available-for-sale.
(g)	Represents MSRs capitalized during the period.
(h)	Approximately $(340) million included in other noninterest income and $19 million included in mortgage banking revenue.
(i)	Approximately $(47) million included in securities gains (losses) and $34 million included in interest income.
(j)	Approximately $359 million included in other noninterest income and $2.0 billion included in mortgage banking revenue.
(k)	Approximately $(109) million included in other noninterest income and $259 million included in mortgage banking revenue.
(l)	Approximately $(31) million included in securities gains (losses) and $56 million included in interest income.
(m)	Approximately $716 million included in other noninterest income and $834 million included in mortgage banking revenue.
(n)	Approximately $262 million included in other noninterest income and $180 million included in mortgage banking revenue.

Adjusted Carrying Values for Assets Measured at Fair Value on Nonrecurring Basis

The following table summarizes the balances of assets measured at fair value on a nonrecurring basis as of December 31:

	2013				2012
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans (a)	$–	$–	$128	$128	$–	$–	$140	$140
Other assets (b)	–	–	150	150	–	–	194	194

(a)	Represents the carrying value of loans for which adjustments were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents the fair value of foreclosed properties that were measured at fair value based on an appraisal or broker price opinion of the collateral subsequent to their initial acquisition.

Losses Recognized Related to Nonrecurring Fair Value Measurements of Individual Assets or Portfolios

The following table summarizes losses recognized related to nonrecurring fair value measurements of individual assets or portfolios for the years ended December 31:

(Dollars in Millions)	2013	2012	2011
Loans (a)	$83	$68	$177
Other assets (b)	96	160	316

(a)	Represents write-downs of loans which were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.

Differences Between Aggregate Fair Value, Carrying Amount of MLHFS and Aggregate Unpaid Principal Amount

The following table summarizes the differences between the aggregate fair value carrying amount of MLHFS for which the fair value option has been elected and the aggregate unpaid principal amount that the Company is contractually obligated to receive at maturity as of December 31:

	2013			2012
(Dollars in Millions)	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal
Total loans	$3,263	$3,195	$68	$7,957	$7,588	$369
Nonaccrual loans	9	14	(5)	8	13	(5)
Loans 90 days or more past due	–	–	–	2	3	(1)

Estimated Fair Values of Financial Instruments

The estimated fair values of the Company’s financial instruments as of December 31, are shown in the table below:

	2013					2012
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
(Dollars in Millions)		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Financial Assets
Cash and due from banks	$8,477	$8,477	$–	$–	$8,477	$8,252	$8,252	$–	$–	$8,252
Federal funds sold and securities purchased under resale agreements	163	–	163	–	163	437	–	437	–	437
Investment securities held-to-maturity	38,920	2,589	35,678	101	38,368	34,389	2,984	31,845	123	34,952
Loans held for sale (a)	5	–	–	5	5	19	–	–	19	19
Loans (b)	230,857	–	–	231,480	231,480	218,765	–	–	220,354	220,354
Other financial instruments	2,422	–	1,080	1,362	2,442	7,367	–	1,228	6,157	7,385
Financial Liabilities
Deposits	262,123	–	262,200	–	262,200	249,183	–	249,594	–	249,594
Short-term borrowings (c)	26,945	–	26,863	–	26,863	25,901	–	25,917	–	25,917
Long-term debt	20,049	–	20,391	–	20,391	25,516	–	26,205	–	26,205

(a)	Excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.
(b)	Excludes loans measured at fair value on a nonrecurring basis.
(c)	Excludes the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.